Financial Assets And Liabilities - Summary of managing liquidity risk (Detail) $ in Thousands	Dec. 31, 2021 USD ($) $ / USD	Dec. 31, 2020 USD ($) $ / USD
Liquidity Index [Abstract]
Current assets	$ 375,070	$ 267,836
Current liabilities	$ 385,738	$ 333,738
Liquidity Index | $ / USD	0.972	0.803